Offsetting financial assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Offsetting Financial Assets And Financial Liabilities

	Yen in millions
	March 31, 2022
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments

Other financial assets Derivatives	419,173	(182,288)	(105,201)	131,685
Other financial liabilities Derivatives	497,198	(182,288)	(111,283)	203,627

	Yen in millions
	March 31, 2023
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments

Other financial assets Derivatives	610,340	(196,423)	(206,087)	207,830
Other financial liabilities Derivatives	456,257	(196,423)	(97,794)	162,040